FINANCING AND FINANCIAL INSTRUMENTS - Reconciliation of Liabilities Arising from Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in liabilities arising from financing activities [abstract]
Proceeds from long-term debt	$ 1,407	$ 110	$ 3,256
Payments of long-term debt	(2,691)	(4,912)	(501)
Proceeds from short-term debt	1,859	1,516	543
Payments of short-term debt	(2,102)	(2,721)	$ (2,490)
Long-term debt, net of current portion
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities	11,789
Proceeds from long-term debt	1,407
Payments of long-term debt	(2,691)
Amortized cost	19
Unrealized foreign exchange effects	589
Current portion of long-term debt	(976)
Other movements	6
Liabilities arising from financing activities	10,143	11,789
Short-term debt and current portion of long term debt
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities	1,885
Amortized cost	22
Unrealized foreign exchange effects	190
Proceeds from short-term debt	1,859
Payments of short-term debt	(2,164)
Current portion of long-term debt	976
Other movements	17
Liabilities arising from financing activities	$ 2,785	$ 1,885